BUSINESS SEGMENT INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Segment Reporting [Line Items]
NumberOfReportableSegmentsNotDisclosedFlag	Business Segment
Minimum annual revenue to service corporations	$ 500